Land held for sale (Details) - USD ($)	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Construction in process	$ 6,389,949		$ 6,202,853
Intangible assets, net	5,545,686		5,576,354
Prepayments to suppliers	2,068,199		1,905,179
Total	14,003,834		13,684,386
Baoding Real Property [Member]
Long Lived Assets Held-for-sale [Line Items]
Acquisition price	18,700,000
Carrying value of the assets for sale	14,000,000
Contractual liabilities	4,700,000
Xushui Project Company [Member]
Long Lived Assets Held-for-sale [Line Items]
Acquisition price		$ 13,100,000
Carrying value of the assets for sale	17,926,067		16,310,854
Contractual liabilities	$ 13,671,166		$ 13,225,498